Certain risks and concentration - Summary of Changes In Financial Asset Measured Using Level 3 Input on a Non-recurring Basis (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Fair value measurement
Other long term investments, Balance at the beginning of year	$ 8,651
Other long term investments, Balance at the end of year	12,114	$ 8,651
Level 3
Fair value measurement
Other long term investments, Balance at the beginning of year	8,651	1,503
Other long term investments Investments, made/transferred from prepayments	7,417	7,135
Other long term investments, Impairment on investments	(4,038)
Other long term investments, Exchange differences	84	13
Other long term investments, Balance at the end of year	$ 12,114	$ 8,651